Note 22 - Provisions	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of provisions [text block]

Note 22. Provisions

The Company is required to restore the lease premises of its office and laboratory space in Hørsholm, Denmark to its original condition at the end of the lease term. A provision is recognized for the present value using a discount rate based on the Company’s risk adjusted incremental borrowing rate of the estimated expenditure required to remove any leasehold improvements. These costs have been capitalized as part of the cost of leasehold improvements and are amortized over the lease term.

Changes in the provision balance during the year ended December 31, 2025, are as follows:

Provisions
(USD in
thousands)
Carrying amount at January 1, 2025	$141
Currency adjustment	17
Carrying amount at December 31, 2025	$158

Changes in the provision balance during the year ended December 31, 2024, are as follows:

Provisions
(USD in
thousands)
Carrying amount at January 1, 2024	$149
Currency adjustment	(8)
Carrying amount at December 31, 2024	$141